Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total		Common Stock	Common Stock in Treasury	Additional Contributed Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Parent	Noncontrolling Interest
Beginning of year at Dec. 31, 2014			$ 683	$ (7,993)	$ 5,853	$ 13,227	$ (3,650)		$ 36
Beginning of year at Dec. 31, 2014			683,000,000
Net income	$ 968					968
Purchases of common stock, shares	0
Other comprehensive income (loss)	$ 3,524						3,524
Change in noncontrolling interests									(17)
Dividends declared on common stock						(695)
Stock issued under employee benefit plans and other				$ 347	49
Stock issued under employee benefit plans and other, shares				(5,000,000)
Stock issued under employee benefit plans						(90)
Distribution of Baxalta						(3,727)	350
End of year at Dec. 31, 2015	8,865		$ 683	$ (7,646)	5,902	9,683	224	$ 8,846	19
End of year at Dec. 31, 2015			683,000,000
Beginning of year at Dec. 31, 2014				141,000,000
End of year at Dec. 31, 2015				136,000,000
Net income	4,965	[1]				4,965
Purchases of common stock	$ (287)			$ (902)
Purchases of common stock, shares	6,300,000			18,000,000
Other comprehensive income (loss)	$ (4,780)						(4,780)
Change in noncontrolling interests									(29)
Dividends declared on common stock						(276)
Stock issued under employee benefit plans and other				$ 553	43
Stock issued under employee benefit plans and other, shares				(10,000,000)
Other					13
Stock issued under employee benefit plans						(190)
Distribution of Baxalta						18
End of year at Dec. 31, 2016	$ 8,280		$ 683	$ (7,995)	5,958	14,200	(4,556)	8,290	(10)
End of year at Dec. 31, 2016	683,494,944		683,000,000
End of year at Dec. 31, 2016	143,890,064			144,000,000
Net income	$ 717					717
Purchases of common stock	$ (564)			$ (564)
Purchases of common stock, shares	9,200,000			9,000,000
Other comprehensive income (loss)	$ 555						555
Change in noncontrolling interests									2
Dividends declared on common stock						(334)
Stock issued under employee benefit plans and other				$ 578	(19)
Stock issued under employee benefit plans and other, shares				(11,000,000)
Other					1
Stock issued under employee benefit plans						(134)
Distribution of Baxalta						34
End of year at Dec. 31, 2017	$ 9,116			$ (7,981)	$ 5,940	$ 14,483	$ (4,001)	$ 9,124	$ (8)
End of year at Dec. 31, 2017	683,494,944		683,000,000
End of year at Dec. 31, 2017	142,017,600			142,000,000

[1]	The first quarter of 2016 included benefits of $3.1 billion related to business optimization, separation-related costs, Retained Shares transactions, a loss on debt extinguishment, and product-related items. The second quarter of 2016 included benefits of $1.0 billion related to business optimization, separation-related costs, Retained Shares transactions, and asset impairment. The third quarter of 2016 included charges of $155 million related to business optimization, separation-related costs, a loss on debt extinguishment, and a tax matter. The fourth quarter of 2016 included charges of $47 million related to business optimization, Gambro integration costs, product-related items, separation-related costs, and reserve items and adjustments.